PHL Variable Accumulation Account II

Phoenix Portfolio AdvisorSM®

Supplement to Prospectus

This supplement should be read with the prospectus dated May 1, 2009 and the supplements dated October 20, 2009, December 9, 2009, December 30, 2009 and February 17, 2010.

The following changes are effective on September 8, 2010:

❖	The following investment options are closed to new investment on September 8, 2010.

Phoenix Capital Growth Series

Phoenix Growth and Income Series

Phoenix Mid-Cap Growth Series

Phoenix Small-Cap Growth Series

Phoenix-Aberdeen International Series

Dated: September 8, 2010	Please keep this supplement for future reference.

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